Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	4.14%	4.44%
Ultimate trend rate	[1]	3.77%	3.94%
Year the rate reaches the ultimate trend rate	[1]	2027	2027
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 152
Effect of one-percentage-point decrease on total of service and interest cost components		(128)
Effect of one-percentage-point increase on postretirement benefit obligation		2,823
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (2,394)
Other than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	6.50%	7.00%
Ultimate trend rate	[1]	4.50%	4.50%
Year the rate reaches the ultimate trend rate	[1]	2027	2027
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 42
Effect of one-percentage-point decrease on total of service and interest cost components		(33)
Effect of one-percentage-point increase on postretirement benefit obligation		838
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (665)

[1]	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2018 and 2019, respectively.